Compensation and Benefits - Additional Information (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2018 USD ($)	Nov. 30, 2016	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation			$ 38,050,000	$ 6,120,000	$ 51,272,000	$ 18,484,000	$ 24,815,000	$ 193,299,000	$ 199,052,000
Deferred compensation			300,000	1,600,000	1,000,000	4,600,000	5,800,000	5,500,000	1,000.0
Deferred compensation, forfeited amount							$ 0	900,000	1,700,000
Employer matching contribution, percent of employees' gross pay							3.00%
Costs incurred for employee benefit plans			$ 1,200,000	$ 1,100,000	$ 3,800,000	3,500,000	$ 4,500,000	4,400,000	3,400,000
Termination cost						$ 5,400,000	$ 6,000,000.0
Deferred Profit Sharing | Perella Weinberg Partners UK LLP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation								3,400,000	$ 800,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution, percent of match							10.00%
Various dates between January 1, 2022 and January 1, 2023 or earlier
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation								8,800,000
SLP Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years								4 years
Granted in period							$ 6,400,000	14,700,000	$ 4,600,000
Share-based payment arrangement, plan modification, incremental cost	$ 74,600,000
Equity-based compensation							24,800,000	$ 193,300,000	$ 199,100,000
Unrecognized compensation expense							$ 41,000,000.0
Weighted average period of unrecognized compensation cost related to unvested awards							2 years 8 months 15 days
SLP Awards | Minimum | Measurement Input, Discount Rate | Valuation, Income Approach
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement input	0.0990						0.038	0.036	0.0990	0.0980
SLP Awards | Maximum | Measurement Input, Discount Rate | Valuation, Income Approach
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement input	0.1080						0.112	0.121	0.1080	0.1110
SLP Awards | Initial Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
SLP Awards | Subsequent to Initial Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years